CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital [Member].	Share Premium [Member]	Translation Reserve [member]	Other Reserves [Member]	Retained Earnings (Accumulated Losses) [Member]	Total
Beginning Balance at Dec. 31, 2022	$ 58	$ 134,798	$ (11,586)	$ 73,462	$ (81,147)	$ 115,585
Comprehensive income:
Profit for the year	0	0	0	0	111,068	111,068
Other comprehensive profit (loss) for the year	0	0	1,624	1,369	0	2,993
Total Comprehensive (loss) profit for the year	0	0	1,624	1,369	111,068	114,061
Transactions with owners:
Share-based payment (Note 30)	1	7,718	0	0	(391)	7,328
Repurchase of shares (Note 24.1.3)	(4)	(31,235)	0	0	0	(31,239)
Cash distribution (Note 24.2)	0	0	0	(29,715)	0	(29,715)
Total	(3)	(23,517)	0	(29,715)	(391)	(53,626)
Ending Balance at Dec. 31, 2023	55	111,281	(9,962)	45,116	29,530	176,020
Comprehensive income:
Profit for the year	0	0	0	0	96,379	96,379
Other comprehensive profit (loss) for the year	0	0	(1,628)	(28)	0	(1,656)
Total Comprehensive (loss) profit for the year	0	0	(1,628)	(28)	96,379	94,723
Transactions with owners:
Share-based payment (Note 30)	0	6,156	0	0	118	6,274
Repurchase of shares (Note 24.1.3)	(4)	(43,687)	0	0	0	(43,691)
Cash distribution (Note 24.2)	0	0	0	(30,035)	0	(30,035)
Total	(4)	(37,531)	0	(30,035)	118	(67,452)
Ending Balance at Dec. 31, 2024	51	73,750	(11,590)	15,053	126,027	203,291
Comprehensive income:
Profit for the year	0	0	0	0	49,667	49,667
Other comprehensive profit (loss) for the year	0	0	(16)	12,591	0	12,575
Total Comprehensive (loss) profit for the year	0	0	(16)	12,591	49,667	62,242
Transactions with owners:
Share-based payment (Note 30)	1	5,966	0	0	(1,500)	4,467
Cash distribution (Note 24.2)	0	0	0	0	(24,203)	(24,203)
Total	1	5,966	0	0	(25,703)	(19,736)
Ending Balance at Dec. 31, 2025	$ 52	$ 79,716	$ (11,606)	$ 27,644	$ 149,991	$ 245,797